Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory [Line Items]
Summary of components of inventories, net of allowances

	December 31,	December 31,
	2018	2017
Finished goods	$15,577,104	$10,467,243
Work in process	1,138,906	789,413
Raw materials and supplies	7,667,011	5,690,214
	$24,383,021	$16,946,870

Allowance for excess and obsolete inventory
Inventory [Line Items]
Schedule of activity in allowance for inventory valuation and obsolescence

	Year Ended
	December 31,	December 31,
	2018	2017
Balance at beginning of year	$3,066,620	$7,754,596
Provision	2,926,472	9,183,372
Charges processed	(4,432,010)	(13,871,348)
Balance at end of year	$1,561,082	$3,066,620